Investments in Group Enterprises	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Investments in Group Enterprises
Note 19—Investments in Group Enterprises
Investments in Group enterprises comprise:

Subsidiaries	Domicile	Ownership
Ascendis Pharma GmbH	Germany	100%
Ascendis Pharma, Inc.	USA	100%
Ascendis Pharma Ophthalmology Division A/S	Denmark	100%
Ascendis Pharma Endocrinology Division A/S	Denmark	100%
Ascendis Pharma Bone Diseases A/S	Denmark	100%
Ascendis Pharma Growth Disorders A/S	Denmark	100%
Ascendis Pharma Oncology Division A/S	Denmark	100%

Associate	Domicile	Ownership
Visen Pharmaceuticals	Cayman Island	50%